Capital Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Capital Leases
Capital Leases

6. Capital Leases

        Capital lease obligations consist of leased office equipment. As of September 30, 2017 and December 31, 2016, the aggregate amount of capital leases recorded within property and equipment, net, on the accompanying balance sheet is $20,000 and $39,000, respectively. The current portion of the capital lease obligations is included in accrued liabilities and the balance included within other long-term liabilities represents the long-term portion.

        The future minimum lease payments as of September 30, 2017, are as follows (in thousands):

Period ending December 31,	Future Minimum Lease Payments
2017	$6
2018	13
2019	1

Total minimum payments	20
Less: Amount representing future interest	—

Present value of minimum lease payments	$20

9. Capital Leases

        Capital lease obligations consist of leased office equipment. As of December 31, 2016 and 2015, the aggregate amount of capital leases recorded within property and equipment, net, on the accompanying balance sheet is $39,000 and $39,000, respectively. The current portion of the capital lease obligations is included in accrued liabilities and the balance included within other long-term liabilities represents the long-term portion.

        The future minimum lease payments as of December 31, 2016, are as follows (in thousands):

Period ending December 31,	Future Minimum Lease Payments
2017	$26
2018	13
2019	1

Total minimum payments	40
Less: Amount representing future interest	1

Present value of minimum lease payments	$39